Taxes on Income (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Operating loss carry forward	$ 10,579,957	$ 10,204,294
Temporary differences	189,099	126,150
Gross deferred tax assets	10,769,056	10,330,444
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)
Total deferred tax, net	10,669,266	10,230,654
Valuation allowance	(10,669,266)	(10,230,654)
Net deferred tax assets